STOCK-BASED COMPENSATION - Vallon - Q1 (Tables)	9 Months Ended
Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Stock-based Compensation Expense
The Company recorded stock-based compensation related to stock options issued under the Private GRI Plan and the A&R 2018 Plan in the following expense categories of its accompanying statements of operations for the three and nine months ended September 30, 2023 and 2022:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2023	2022	2023	2022
Research and development	$—	$—	$—	$—
General and administrative	326	—	351	—
Total	$326	$—	$351	$—

Schedule of Valuation Assumptions
The Black-Scholes option-pricing model was used to estimate the grant date fair value of each stock option grant at the time of grant using the following weighted-average assumptions:

	For the Nine Months Ended September 30,
	2023	2022
Volatility	129.54%	90.39%
Expected term in years	5.84	5.98
Dividend rate	0.00%	0.00%
Risk-free interest rate	4.34%	2.00%
Fair value of option on grant date	$2.13	$3.86

GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Stock-based Compensation Expense
Vallon recorded stock-based compensation related to stock options issued under the Vallon’s 2018 Equity Incentive Plan (2018 Plan) in the following expense categories of its accompanying statements of operations for the three months ended March 31, 2023 and 2022:

	For the Three Months Ended March 31,
	2023	2022
Research and development	$6	$18
General and administrative	79	163
Total	$85	$181

Activity of Stock Options Granted
The table below represents the activity of stock options granted to employees and non-employees for the three months ended March 31, 2023:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)
Outstanding at December 31, 2022	23,142	$118.05	8.05
Granted	—	—
Exercised	—	—
Forfeited	—	—
Outstanding at March 31, 2023	23,142	$118.05	7.80
Exercisable at March 31, 2023	13,112	$106.79	7.53

Schedule of Valuation Assumptions
The Black-Scholes option-pricing model was used to estimate the grant date fair value of each stock option grant at the time of grant using the following weighted-average assumptions:

For the Three Months Ended March 31, 2022
Volatility	88.65%
Expected term in years	6.06
Dividend rate	0.00%
Risk-free interest rate	1.95%
Fair value of option on grant date	$128.70